Net Loss Per Share (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of basic and diluted earnings per share

The following tables set forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021	February 1, 2021	August 27, 2020	February 1, 2020
	to Januar 31,	to June 11,	to Januar 31,	to August 27,	Fiscal year ended
	2022	2021	2021	2020	January 31, 2020
Net (loss) income from continuing operations	$(58,746)	$(50,439)	$(89,754)	$2,929,958	$(730,729)
Net income (loss) from discontinued operations	11,940	1,175	(3,968)	(165,946)	(118,476)
Net (loss) income	$(46,806)	$(49,264)	$(93,722)	$2,764,012	$(849,205)

Weighted average common shares outstanding:
Ordinary – Basic and Diluted (Predecessor (PL))	*	*	*	100.1	100.1
Class A – Basic and Diluted (Predecessor (SLH))	*	3,840	3,840	*	*
Class B – Basic and Diluted (Predecessor (SLH))	*	160	160	*	*
Ordinary – Basic and Diluted (Successor)	133,143	*	*	*	*

Net loss per share class (Predecessor (SLH) only)
Net loss for Class A - Continuing operations		$(48,421)	$(86,164)
Net loss for Class A - Discontinued operations		1,128	(3,809)
Loss on modifications of terms of participation rights held by Class B shareholders and warrants		—	(5,900)
Net loss attributable to Class A		$(47,293)	$(95,873)

Net loss for Class B - Continuing operations		$(2,018)	$(3,590)
Net loss for Class B - Discontinued operations		47	(159)
Gain on modifications of terms of participation rights held by Class B shareholders and warrants		—	5,900
Net income attributable to Class B		$(1,971)	$2,151

Net loss per share:
Ordinary – Basic and Diluted (Predecessor (PL)) - Continuing operations	*	*	*	29,270.31	(7,299.99)
Ordinary – Basic and Diluted (Predecessor (PL)) - Discontinued operations	*	*	*	(1,657.80)	(1,183.58)
Ordinary – Basic and Diluted (Predecessor (PL))	*	*	*	$27,612.51	$(8,483.57)
Class A – Basic and Diluted (Predecessor (SLH)) - Continuing operations	*	(12.61)	(23.98)	*	*
Class A – Basic and Diluted (Predecessor (SLH)) - Discontinued operations	*	0.29	(0.99)	*	*
Class A – Basic and Diluted (Predecessor (SLH))	*	$(12.32)	$(24.97)	*	*
Class B – Basic and Diluted (Predecessor (SLH)) - Continuing operations	*	(12.61)	14.43	*	*
Class B – Basic and Diluted (Predecessor (SLH)) - Discontinued operations	*	0.29	(0.99)	*	*
Class B – Basic and Diluted (Predecessor (SLH))	*	$(12.32)	$13.44	*	*
Ordinary – Basic and Diluted (Successor) - Continuing operations	(0.44)	*	*	*	*
Ordinary – Basic and Diluted (Successor) - Discontinued operations	0.09	*	*	*	*
Ordinary – Basic and Diluted (Successor)	$(0.35)	*	*	*	*
*	Not Applicable

Schedule of anti-dilutive loss per share

	Successor	Predecessor (SLH)

Warrants to purchase common shares	61,967	706
Stock Options	2,826	—
RSU’s	6,558	—
Total	71,351	706